Cryptocurrencies - Summary of additional information about cryptocurrencies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from sale of cryptocurrencies			$ (6,535)	$ (24,508)	$ (26,871)	$ (27,173)
Realized gain on sale of cryptocurrencies	$ 44	$ 143	273	2,506	3,998	16,451
Impairment of cryptocurrencies	109	$ 118	253	4,722	6,026	7,308
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance			51	$ 15,050	15,050	3,376
Cryptocurrencies received from mining			5,987		13,496	30,772
Mining services revenue			615		884	75
Mining pool operating fees			(4)		(19)	(21)
Consideration paid related to operation agreement			0		(461)	(150)
Proceeds from sale of cryptocurrencies			(6,535)		(26,871)	(27,173)
Proceeds of sale of miner equipment					0	217
Realized gain on sale of cryptocurrencies			273		3,998	16,451
Other expenses recognized					0	(25)
Interest payments on notes payable					0	(1,164)
Impairment of cryptocurrencies			(253)		(6,026)	(7,308)
Ending balance	$ 134		$ 134		$ 51	$ 15,050